COMMITMENTS (Details) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 199,656
Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	45,470
Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	72,892
Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,464
Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,469
Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,392
Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	51,338
Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	14,631
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	13,140
Later than one year and not later than two years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,819
Later than one year and not later than two years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,886
Later than one year and not later than two years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	488
Later than one year and not later than two years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	375
Later than one year and not later than two years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	201
Later than one year and not later than two years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,543
Later than one year and not later than two years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	828
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	12,661
Later than two years and not later than three years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,819
Later than two years and not later than three years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,932
Later than two years and not later than three years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	489
Later than two years and not later than three years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	378
Later than two years and not later than three years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	222
Later than two years and not later than three years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,044
Later than two years and not later than three years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	777
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	11,442
Later than three years and not later than four years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,819
Later than three years and not later than four years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,524
Later than three years and not later than four years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	310
Later than three years and not later than four years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	377
Later than three years and not later than four years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	222
Later than three years and not later than four years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,486
Later than three years and not later than four years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	704
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	11,044
Later than four years and not later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,819
Later than four years and not later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,808
Later than four years and not later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	99
Later than four years and not later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	377
Later than four years and not later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	221
Later than four years and not later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,086
Later than four years and not later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	634
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,571
Later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,819
Later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,631
Later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	19
Later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	379
Later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	221
Later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,967
Later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	535
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	140,798
Later Than Seven Years [Member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	36,375
Later Than Seven Years [Member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	54,111
Later Than Seven Years [Member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	59
Later Than Seven Years [Member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	7,583
Later Than Seven Years [Member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,305
Later Than Seven Years [Member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	28,212
Later Than Seven Years [Member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 11,153